Debt (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term debt
2 3/8% contingent convertible senior subordinated notes, net - due 2025	$ 166,931	$ 163,108
Capital lease obligations and other debt	9,851	11,401
Total debt	1,077,306	912,907
Less: Current maturities	192,556	181,175	464
Total long-term debt and capitalized leases	884,750	731,732	164,074
U.S. revolving credit facility [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	0	345,600
Term Loan Domestic [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	195,000	200,000
Canadian revolving credit facility [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	0	62,538
Term Loan Foreign [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	101,524	100,955
Australian revolving credit facility [Member]
Long-term debt
Line of Credit Facility, Amount Outstanding	0	25,305
6 1/2% senior notes [Member]
Long-term debt
6 1/2% senior unsecured notes - due 2019	600,000	0
Six Percent Fixed Interest Rate Unsecured Notes Payable Due Two Thousand Twelve [Member]
Long-term debt
Subordinated unsecured notes payable to sellers of businesses, fixed interest rate of 6%, which mature in 2012	$ 4,000	$ 4,000